Post-employment Benefits - Summary of Post-employment Benefits (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Post-employment benefits	R$ 579,870	R$ 485,459
Futura [member]
Disclosure of defined benefit plans [line items]
Post-employment benefits	75,298	44,431
Futura II [member]
Disclosure of defined benefit plans [line items]
Post-employment benefits	252	201
Comgas [member]
Disclosure of defined benefit plans [line items]
Post-employment benefits	R$ 504,320	R$ 440,827